Employee Benefit Plans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plans [Abstract]
Contributed and accrued	¥ 26,150	¥ 47,669	¥ 116,109